Government Grant	12 Months Ended
Sep. 30, 2023
Government Grant
Government Grant
8.	Government Grant

During the year ended September 30, 2020, the Company received payments related to the two separate provisions of the US CARES Act.

Payroll Protection Plan (“PPP’)

On April 16, 2020, the Company received $4,254,000 related to the PPP, which was to assist companies in maintaining their workforce. The loans and accrued interest were forgivable if the borrower used the loan proceeds for eligible purposes and maintained certain payroll levels. On March 23, 2022, the loan was forgiven, and other income in the amount of $4,254,000 has been recorded on the consolidated statements of income (loss) for the year ended September 30, 2022.

Public health and Social Services Emergency Fund (“Relief Fund”)

During the years ended September 30, 2020, the Company received $1,797,000 from the Relief Fund, which was established to support healthcare providers to prevent, prepare for, and respond to coronavirus, including health care related expenses or lost revenues, subject to certain terms and conditions. If those terms and conditions are met, payments do not need to be repaid. No expenses related to the PPP can be used to meet the terms and conditions for the Relief Fund.

In September 2021, the Company submitted its filing with the HHS supporting the use of the funds under the terms and conditions of the Relief Fund. The HHS has not indicated whether any formal notification of acceptance will be provided. The Company has accounted for the proceeds under IAS 20. The original proceeds were recognized as a liability, which was reduced based on certain related costs incurred. During the year ended September 30, 2022, the Company reduced the liability by $631,000, which was been included in other income in the consolidated statements of income (loss) and comprehensive income (loss).